Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
This disclosure has been prepared in accordance with the SEC’s pay-versus-performance rules in Item 402(v) of Regulation S-K under the Exchange Act and does not necessarily reflect the value of compensation actually realized by the NEOs or how the Compensation Committee evaluates compensation decisions. For a discussion of how the Compensation Committee seeks to align pay with performance when making compensation decisions, please review the “Compensation Discussion and Analysis” section above.
The following table shows the information for the past four fiscal years of: (i) the “2023 Summary Compensation Table” total compensation for our principal executive officer (“PEO”) and, on an average basis, our non-PEO NEOs; (ii) the “compensation actually paid” to our PEO and, on an average basis, our non-PEO NEOs (in each case, as determined in accordance with SEC rules); (iii) our total shareholder return; (iv) our peer group total shareholder return; (v) our net income; and (vi) our Adjusted EBITDA.
Pay-Versus-Performance Table
Year(1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)(4)	Value of Initial Fixed $100 Investment Based On		Net Income ($ in millions)	Adjusted EBITDA ($ in millions)(6)
					Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(5)
2023	16,613,200	22,231,884	3,647,608	4,661,216	225.80	121.70	267.1	425.2
2022	6,754,639	10,072,293	1,943,041	286,518	201.68	116.36	150.6	342.9
2021	8,418,659	13,139,273	3,292,294	4,992,770	190.62	145.57	139.9	289.8
2020	1,137,554	1,137,554	1,118,132	1,085,922	104.83	133.00	(8.1)	221.7
(1)	The PEO and other NEOs for the applicable years were as follows:
•	2023: Mr. Rademacher (PEO); Mr. Shapiro, Mr. Whitworth, Mr. Smyser, Mr. Bavaro, Mr. Denness (other NEOs)
•	2022: Mr. Rademacher (PEO); Mr. Shapiro, Harriet Booker, Mr. Denness, Mr. Smyser (other NEOs)
•	2021: Mr. Rademacher (PEO); Mr. Shapiro, Ms. Booker, Mr. Denness, Clifford Berman (other NEOs)
•	2020: Mr. Rademacher (PEO); Mr. Shapiro, Ms. Booker, Mr. Denness, Mr. Berman (other NEOs)
(2)
The dollar amounts reported represent the amount of “compensation actually paid” as calculated in accordance with SEC rules. “Compensation actually paid” represents a new required calculation of compensation that differs significantly from the “Summary Compensation Table” calculation of compensation, each NEO’s realized or earned compensation, as well as from the way in which the Compensation Committee views annual compensation decisions, as discussed in the “Compensation Discussion and Analysis” above. The amounts in the table above are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs, including with respect to equity awards that remain subject to forfeiture if the vesting conditions are not satisfied. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in a manner consistent with the fair value methodology used for financial reporting purposes.

(3)
The following table shows the amounts deducted from and added to the “2023 Summary Compensation Table” total compensation to calculate “compensation actually paid” to our PEO and our other NEOs in 2023.

	2023
	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation from SCT	16,613,200	3,647,608
Adjustments for Equity Awards
(Subtract) Stock and Option Award values in SCT	(13,000,000)	(2,375,000)
Add year-end fair value of unvested awards granted in the current year, calculated in accordance with ASC 718 and with performance-based awards valued based on the probable achievement of the award as of the applicable measurement date	15,174,191	2,800,270
Add/(Subtract) the difference between fair value as of the end of 2023 and fair values as of the end of 2022 for awards granted in prior years that are outstanding and unvested at the end of 2023, calculated in accordance with ASC 718 and with performance-based awards valued based on the probable achievement of the award as of the applicable measurement date and with performance-based awards valued based on the probable achievement of that award as of the applicable measurement date	3,363,919	570,546
Add fair values at vest date for awards granted and vested in current year	0	0
Add/(Subtract) difference in fair values between 2022 year-end fair values and vest date fair values for awards granted in prior years that vested in current year	80,575	17,792
(Subtract) fair value at the end of 2022 for any awards forfeited during 2023	0	0
Add dividends or dividend equivalents paid on stock or option awards in 2023 prior to vesting if not otherwise included in total compensation for 2023	0	0
Total Adjustments for Equity Awards	5,618,684	1,013,608
Compensation Actually Paid (as calculated)	22,231,884	4,661,216
(4)	Compensation actually paid for 2022 as reflected in last year’s disclosure has been adjusted to incorporate an additional grant of equity that was forfeited.
(5)
Pursuant to SEC rules, company and peer group total shareholder return (TSR) is determined based on the value of an initial fixed investment of $100 on December 31, 2019 through the end of the listed year. The peer group TSR set forth in this table utilizes the S&P Health Care Services Select Industry Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K under the Exchange Act and included in our 2023 Annual Report. Historic stock price performance is not necessarily indicative of future stock price performance.

(6)
Adjusted EBITDA is the financial measure that was determined to be the most important financial performance measure linking “compensation actually paid” to our NEOs to company performance for 2023, and therefore was selected as the 2023 “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K under the Exchange Act. Adjusted EBITDA is a non-GAAP financial measure. Please refer to the reconciliation of this non-GAAP financial measure to the comparable GAAP financial measure in Appendix A of this Proxy Statement.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	The PEO and other NEOs for the applicable years were as follows:
•	2023: Mr. Rademacher (PEO); Mr. Shapiro, Mr. Whitworth, Mr. Smyser, Mr. Bavaro, Mr. Denness (other NEOs)
•	2022: Mr. Rademacher (PEO); Mr. Shapiro, Harriet Booker, Mr. Denness, Mr. Smyser (other NEOs)
•	2021: Mr. Rademacher (PEO); Mr. Shapiro, Ms. Booker, Mr. Denness, Clifford Berman (other NEOs)
•	2020: Mr. Rademacher (PEO); Mr. Shapiro, Ms. Booker, Mr. Denness, Mr. Berman (other NEOs)

Peer Group Issuers, Footnote
(5)
Pursuant to SEC rules, company and peer group total shareholder return (TSR) is determined based on the value of an initial fixed investment of $100 on December 31, 2019 through the end of the listed year. The peer group TSR set forth in this table utilizes the S&P Health Care Services Select Industry Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K under the Exchange Act and included in our 2023 Annual Report. Historic stock price performance is not necessarily indicative of future stock price performance.

PEO Total Compensation Amount	$ 16,613,200	$ 6,754,639	$ 8,418,659	$ 1,137,554
PEO Actually Paid Compensation Amount	$ 22,231,884	10,072,293	13,139,273	1,137,554
Adjustment To PEO Compensation, Footnote
(3)
The following table shows the amounts deducted from and added to the “2023 Summary Compensation Table” total compensation to calculate “compensation actually paid” to our PEO and our other NEOs in 2023.

	2023
	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation from SCT	16,613,200	3,647,608
Adjustments for Equity Awards
(Subtract) Stock and Option Award values in SCT	(13,000,000)	(2,375,000)
Add year-end fair value of unvested awards granted in the current year, calculated in accordance with ASC 718 and with performance-based awards valued based on the probable achievement of the award as of the applicable measurement date	15,174,191	2,800,270
Add/(Subtract) the difference between fair value as of the end of 2023 and fair values as of the end of 2022 for awards granted in prior years that are outstanding and unvested at the end of 2023, calculated in accordance with ASC 718 and with performance-based awards valued based on the probable achievement of the award as of the applicable measurement date and with performance-based awards valued based on the probable achievement of that award as of the applicable measurement date	3,363,919	570,546
Add fair values at vest date for awards granted and vested in current year	0	0
Add/(Subtract) difference in fair values between 2022 year-end fair values and vest date fair values for awards granted in prior years that vested in current year	80,575	17,792
(Subtract) fair value at the end of 2022 for any awards forfeited during 2023	0	0
Add dividends or dividend equivalents paid on stock or option awards in 2023 prior to vesting if not otherwise included in total compensation for 2023	0	0
Total Adjustments for Equity Awards	5,618,684	1,013,608
Compensation Actually Paid (as calculated)	22,231,884	4,661,216

Non-PEO NEO Average Total Compensation Amount	$ 3,647,608	1,943,041	3,292,294	1,118,132
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,661,216	286,518	4,992,770	1,085,922
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following table shows the amounts deducted from and added to the “2023 Summary Compensation Table” total compensation to calculate “compensation actually paid” to our PEO and our other NEOs in 2023.

	2023
	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation from SCT	16,613,200	3,647,608
Adjustments for Equity Awards
(Subtract) Stock and Option Award values in SCT	(13,000,000)	(2,375,000)
Add year-end fair value of unvested awards granted in the current year, calculated in accordance with ASC 718 and with performance-based awards valued based on the probable achievement of the award as of the applicable measurement date	15,174,191	2,800,270
Add/(Subtract) the difference between fair value as of the end of 2023 and fair values as of the end of 2022 for awards granted in prior years that are outstanding and unvested at the end of 2023, calculated in accordance with ASC 718 and with performance-based awards valued based on the probable achievement of the award as of the applicable measurement date and with performance-based awards valued based on the probable achievement of that award as of the applicable measurement date	3,363,919	570,546
Add fair values at vest date for awards granted and vested in current year	0	0
Add/(Subtract) difference in fair values between 2022 year-end fair values and vest date fair values for awards granted in prior years that vested in current year	80,575	17,792
(Subtract) fair value at the end of 2022 for any awards forfeited during 2023	0	0
Add dividends or dividend equivalents paid on stock or option awards in 2023 prior to vesting if not otherwise included in total compensation for 2023	0	0
Total Adjustments for Equity Awards	5,618,684	1,013,608
Compensation Actually Paid (as calculated)	22,231,884	4,661,216

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between “Compensation Actually Paid” and Performance Measures
In accordance with SEC rules, the charts below illustrate how “compensation actually paid” to our NEOs aligns with our financial performance as measured by our total shareholder return, our peer group total shareholder return, our net income, and our Adjusted EBITDA.

Compensation Actually Paid vs. Net Income
Relationship Between “Compensation Actually Paid” and Performance Measures
In accordance with SEC rules, the charts below illustrate how “compensation actually paid” to our NEOs aligns with our financial performance as measured by our total shareholder return, our peer group total shareholder return, our net income, and our Adjusted EBITDA.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between “Compensation Actually Paid” and Performance Measures
In accordance with SEC rules, the charts below illustrate how “compensation actually paid” to our NEOs aligns with our financial performance as measured by our total shareholder return, our peer group total shareholder return, our net income, and our Adjusted EBITDA.

Total Shareholder Return Vs Peer Group
Relationship Between “Compensation Actually Paid” and Performance Measures
In accordance with SEC rules, the charts below illustrate how “compensation actually paid” to our NEOs aligns with our financial performance as measured by our total shareholder return, our peer group total shareholder return, our net income, and our Adjusted EBITDA.

Tabular List, Table
2023 Performance Measures
In accordance with SEC rules, the following table lists the financial performance measures that, in our assessment, represent the most important financial performance measures used to link “compensation actually paid” to our NEOs to company performance for 2023, as further described in the “Compensation Discussion and Analysis” section above.
Adjusted EBITDA
Adjusted EBITDA Growth
Cash Flow from Operations Growth
Revenue Growth
Stock Price

Total Shareholder Return Amount	$ 225.8	201.68	190.62	104.83
Peer Group Total Shareholder Return Amount	121.7	116.36	145.57	133
Net Income (Loss)	$ 267,100,000	$ 150,600,000	$ 139,900,000	$ (8,100,000)
Company Selected Measure Amount	425,200,000	342,900,000	289,800,000	221,700,000
PEO Name	Mr. Rademacher	Mr. Rademacher	Mr. Rademacher	Mr. Rademacher
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(6)
Adjusted EBITDA is the financial measure that was determined to be the most important financial performance measure linking “compensation actually paid” to our NEOs to company performance for 2023, and therefore was selected as the 2023 “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K under the Exchange Act. Adjusted EBITDA is a non-GAAP financial measure. Please refer to the reconciliation of this non-GAAP financial measure to the comparable GAAP financial measure in Appendix A of this Proxy Statement.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Cash Flow from Operations Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Revenue Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Stock Price
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,618,684
PEO | Stock and Option Award values in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,000,000)
PEO | Year-End Fair Value of Unvested Awards Granted in the Current Year, Calculated in Accordance With ASC 718 and with Performance-Based Awards Valued Based on the Probable Achievement of the Award as of the Applicable Measurement Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,174,191
PEO | Difference Between Fair Value for Awards Granted in Prior Years that are Outstanding and Unvested, in Accordance With ASC 718 and Performance-Based Awards Valued Based on Probable Achievement Award Applicable Measurement Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,363,919
PEO | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Difference in Fair Values Between 2022 Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years that Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	80,575
PEO | Fair Value at the End of 2022 for any Awards Forfeited During 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Dividend Equivalents Paid on Stock or Option Awards in 2023 Prior to Vesting if not Otherwise Included in Total Compensation for 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,013,608
Non-PEO NEO | Stock and Option Award values in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,375,000)
Non-PEO NEO | Year-End Fair Value of Unvested Awards Granted in the Current Year, Calculated in Accordance With ASC 718 and with Performance-Based Awards Valued Based on the Probable Achievement of the Award as of the Applicable Measurement Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,800,270
Non-PEO NEO | Difference Between Fair Value for Awards Granted in Prior Years that are Outstanding and Unvested, in Accordance With ASC 718 and Performance-Based Awards Valued Based on Probable Achievement Award Applicable Measurement Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	570,546
Non-PEO NEO | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Difference in Fair Values Between 2022 Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years that Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,792
Non-PEO NEO | Fair Value at the End of 2022 for any Awards Forfeited During 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Dividend Equivalents Paid on Stock or Option Awards in 2023 Prior to Vesting if not Otherwise Included in Total Compensation for 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0